Offerings	Jul. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon the exercise of outstanding stock options under the Registrant"s 2017 Stock Incentive Plan (as amended, the "2017 Plan")
Amount Registered | shares	3,128,881
Proposed Maximum Offering Price per Unit	18.5692
Maximum Aggregate Offering Price	$ 58,100,817.07
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,023.72
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (this "Registration Statement") shall also cover any additional shares of common stock, par value $0.0001 per share, of the Registrant ("Common Stock"), that become issuable under the above-named plans, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock. (b) Represents shares of Common Stock issuable upon the exercise of outstanding stock options under the 2017 Plan as of the date of this Registrant Statement. (c) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on $18.5692 per share, which is the weighted-average exercise price of the outstanding stock options under the 2017 Plan as of the date of this Registrant Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon vesting and settlement of outstanding restricted stock units under the 2017 Plan
Amount Registered | shares	1,505,884
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 37,647,100.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,199.06
Offering Note	See note 1(a). (a) Represents shares of Common Stock issuable upon the vesting and settlement of outstanding restricted stock unit awards under the 2017 Plan as of the date of this Registrant Statement. (b) Pursuant to Rule 457(h) of the Securities Act, and solely for the purposes of calculating the amount of the registration fee, the proposed maximum offering price is based on the initial public offering price of the Common Stock of $25.00 per share, as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-295679), as amended (the "S-1 Registration Statement"), that was declared effective on June 30, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock reserved for issuance pursuant to awards under the Registrant's 2026 Incentive Award Plan (the "2026 Plan")
Amount Registered | shares	6,612,838
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 165,320,950.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,830.82
Offering Note	See note 1(a). (a) Represents shares of Common Stock reserved for issuance under the 2026 Plan as of the date of this Registrant Statement. The number of shares reserved for issuance under the 2026 Plan will be increased annually on the first day of each calendar year beginning January 1, 2027 and ending on and including January 1, 2036, in an amount equal to the lesser of (i) 5% of the aggregate number of shares of Common Stock outstanding on the final day of the immediately preceding calendar year (calculated on an as-converted basis) and (ii) such smaller number of shares as is determined by the Registrant's board of directors. In addition, any shares of Common Stock that are subject to awards under the 2017 Plan that (i) expire, lapse, or are terminated, exchanged for or settled in cash, surrendered, repurchased, canceled without having been fully exercised, or forfeited, in any case, in a manner that results in the Registrant acquiring shares covered by the award at a price not greater than the price (as adjusted to reflect any equity restructuring) paid by the participant for such shares or not issuing any shares covered by the award or (ii) shares delivered (either by actual delivery or attestation) to the Registrant by a participant to satisfy the applicable exercise or purchase price of an award and/or to satisfy any applicable tax withholding obligation with respect to an award (including shares retained by the Registrant from the award being exercised or purchased and/or creating the tax obligation), will be available for issuance as Common Stock under the 2026 Plan. (b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the initial public offering price of the Common Stock of $25.00 per share, as set forth in the S-1 Registration Statement that was declared effective on June 30, 2026.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock reserved for issuance pursuant to the Registrant"s 2026 Employee Stock Purchase Plan (the "ESPP")
Amount Registered | shares	661,284
Proposed Maximum Offering Price per Unit	21.25
Maximum Aggregate Offering Price	$ 14,052,285.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,940.62
Offering Note	See note 1(a). (a) Represents shares of Common Stock reserved for issuance under the ESPP as of the date of this Registrant Statement. The number of shares of Common Stock available for issuance under the ESPP will be annually increased beginning on and including January 1, 2027 and ending on and including January 1, 2036, equal to the lesser of (i) 1% of the aggregate number of shares of Common Stock (on an as converted basis) outstanding on the final day of the immediately preceding calendar year and (ii) such smaller number of shares of Common Stock as determined by the Registrant's board of directors. (b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the initial public offering price of the Common Stock of $25.00 per share, as set forth in the S-1 Registration Statement that was declared effective on June 30, 2026, multiplied by 85%, which reflects the discount to the purchase price applicable to purchases under the ESPP.